Auditors’ remuneration (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of auditors' remuneration [Abstract]
Schedule of Fees Payable to Auditors

	2023 £m	2022 £m	2021 £m
Fees payable for the:
– audit of the Company’s current year annual report	2.0	1.9	1.8
– audits of the Company’s subsidiaries	32.3	29.5	23.7
– total audit fees in respect of the statutory audit of Group entities[1]	34.3	31.4	25.5
– services normally provided in connection with statutory and regulatory filings or engagements	6.6	6.3	4.8
Total audit fees[2]	40.9	37.7	30.3
Other audit-related fees[2]	1.3	1.5	0.5
All other fees[2]	1.2	5.0	1.2
Total non-audit services[3]	2.5	6.5	1.7
Total fees payable to the Company’s auditors by the Group	43.4	44.2	32.0
1    As defined by the Financial Reporting Council (FRC).
2    As defined by the Securities and Exchange Commission (SEC).
3    As defined by the SEC. Total non-audit services as defined by the FRC include all fees other than audit fees in respect of the statutory audit of Group entities. These fees totalled £9.1 million in 2023 (2022: £12.8 million; 2021: £6.5 million).
During the year, the auditors also earned fees payable by entities outside the consolidated Lloyds Banking Group in respect of the following:

	2023 £m	2022 £m	2021 £m
Audits of Group pension schemes	0.5	0.4	0.4
Audits of the unconsolidated Open-Ended Investment Companies managed by the Group	0.2	0.2	0.3
Reviews of the financial position of corporate and other borrowers	–	–	0.3